STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (441,923)	$ (223,264)	$ (1,126,966)	$ (1,181,481)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Bad debts expense (recoveries)	0	(240)	(240)	15,240
Impairment of cost method investment			0	25,499
Depreciation and amortization expense	5,737	5,737	22,945	8,725
Gain on sale of fixed assets	0	(5,250)	(5,250)	0
Forgiveness of debt			0	(17,115)
Change in fair market value of derivative liabilites	2,072	0	164,586	0
Amortization of convertible note payable discounts	155,485	0	57,908	0
Amortization of debt issuance costs	11,917	0	7,465	0
Stock issued for services	43,280	29,665	304,275	149,917
Stock issued for compensation, related party	76,500	92,000	232,243	98,858
Options and warrants granted for services	18,413	8,404	8,404	15,243
Options and warrants granted for services, related party	23,937	16,807	16,807	156,160
Decrease (increase) in assets:
Accounts receivable		(25,760)	4,240	13,192
Deferred television costs			(116,454)	0
Prepaid expenses	(1,895)	(80,380)	14,697	(15,082)
Increase (decrease) in liabilities:
Deferred revenues		93,310	42,595	92,405
Accounts payable	15,396	36,335	27,355	29,341
Accrued expenses	(2,919)	(28,970)	16,256	(203,617)
Net cash used in operating activities	(94,000)	(81,606)	(329,134)	(812,715)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of investment in note receivable			0	(20,000)
Payment on equity method investments			0	(25,499)
Proceeds from sale of fixed assets		10,162	10,162	0
Purchase of fixed assets			0	(121,823)
Net cash provided by (used in) investing activities		10,162	10,162	(167,322)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debentures	137,500		247,000	0
Proceeds from long term debt			0	35,000
Repayment of long term debt	(40,000)		0	(18,000)
Payments on debt issuance costs	(5,000)		(20,160)	0
Proceeds from sale of common stock		25,000	25,000	0
Proceeds from sale of common stock, related party		8,000	20,000	200,000
Net cash provided by financing activities	92,500	33,000	271,840	217,000
Net increase (decrease) in cash	(1,500)	(38,444)	(47,132)	(763,037)
Cash, beginning	2,076	49,208	49,208	812,245
Cash, ending	576	10,764	2,076	49,208
Supplemental disclosures:
Interest paid	4,524	218	1,500	1,053
Income taxes paid	0	0	0	0
Non-cash investing and financing activities:
Value of debt discount	119,041		250,500	0
Value of shares issued for conversion of debt	106,320		35,000	0
Value of derivative adjustment due to debt conversions	181,319		58,478	0
Cancellation of shares of common stock, 361,765 shares			$ 362	$ 0